Income Taxes - Schedule of Components of Provision for Income Taxes (Details) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Current taxes
Federal
State
Foreign
Total current income tax (benefit) expense
Deferred taxes
Federal					(595,624)	(265,079)
State					224,298	(79,776)
Foreign					784,623	(126,903)
Total deferred income tax benefit					413,297	(471,758)
Changes in valuation allowance					(413,297)	471,758
Total income tax (benefit) expense from continuing operations